Details of Cash From Operating Activities	12 Months Ended
Dec. 31, 2020
Supplemental Cash Flow Elements [Abstract]
Details of Cash From Operating Activities
4.	DETAILS OF CASH FROM OPERATING ACTIVITIES

[a]	Cash, cash equivalents and restricted cash equivalents consist of:

	2020	2019
Bank term deposits and bankers’ acceptances	$1,987	$724
Cash	1,281	552

Cash and cash equivalents	$3,268	$1,276
Restricted cash equivalents included in prepaid expenses [note 15]	106	116

	$3,374	$1,392

[b]	Items not involving current cash flows:

	2020	2019
Depreciation and amortization	$1,366	$1,345
Amortization of other assets included in cost of goods sold	215	257
Impairment charges [note 2]	435	727
Other non-cash charges	66	89
Deferred income taxes [note 10]	17	7
Equity income in excess of dividends received	(10)	—
Dividends received in excess of equity income	—	69
Non-cash portion of Other expense, net [note 2]	(24)	(518)

	$2,065	$1,976

[c]	Changes in operating assets and liabilities:

	2020	2019
Accounts receivable	$(42)	$629
Inventories	37	104
Prepaid expenses and other	(12)	(21)
Accounts payable	274	(519)
Accrued salaries and wages	(8)	(34)
Other accrued liabilities	309	97
Income taxes payable	(22)	96

	$536	$352